N. Stockholders Equity (Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Warrant expense	$ 57,000
Deferred compensation expense	$ 16,000
Warrants exercised for common stock, shares	74,219